Related Party Transactions - Schedule of Related Parties Transaction (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature	Trade
Description	CMT charges and related direct costs
Related parties transactions	$ 4,976	$ 5,268	$ 4,506
Amount due to related parties	$ 4,976	5,268	4,506
Mr. Salim Podiono [Member]
Related Parties [Line Items]
Nature	Trade
Description	Rental expense and service charge
Related parties transactions	$ 461	476	371
Amount due to related parties	$ 461	476	371
Lejaby Maison De Creation [Member]
Related Parties [Line Items]
Nature	Trade
Description	Sales of goods
Related parties transactions	$ 1,034	99
Amount due to related parties	$ 1,034	99
PT Diana Retail Indonesia [Member]
Related Parties [Line Items]
Nature	Trade
Description	Sales of goods
Related parties transactions	$ 237	565
Amount due to related parties	$ 237	565
PT Gunung Mas International [Member]
Related Parties [Line Items]
Nature	Non-trade
Description	License fee
Related parties transactions			24
Amount due to related parties			24
PT Diana Mode Indonesia [Member]
Related Parties [Line Items]
Nature	Non-trade
Description	License fee
Related parties transactions	$ 90	93
Amount due to related parties	$ 90	93
Lejaby Maison De Creation [Member]
Related Parties [Line Items]
Nature	Trade
Trade Receivables	$ 577
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature	Trade
Amounts due from related parties	$ 764	235
PT Diana Retail Indonesia [Member]
Related Parties [Line Items]
Nature	Trade
Related parties transactions	$ 526	601
Amount due to related parties	$ 526	601
LGK Hong Kong Ltd. [Member]
Related Parties [Line Items]
Nature	Trade
Trade payable and other payables		125
Shim Siang Fan [Member]
Related Parties [Line Items]
Nature	Non-trade
Amount due to shareholder		$ 52